Provisions (Tables)	9 Months Ended
Sep. 30, 2025
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2025	8.3	7.4	14.1	29.8
Additional provision in the period	7.5	—	1.5	9.0
Release of provision	(0.3)	(0.1)	(0.9)	(1.3)
Utilization of provision	(7.3)	—	(1.7)	(9.0)
Foreign exchange	—	—	0.1	0.1
Balance as of September 30, 2025	8.2	7.3	13.1	28.6

Analysis of total provisions:			September 30, 2025	December 31, 2024
Current			25.8	27.1
Non-current			2.8	2.7
Total			28.6	29.8